LVIP American Global Small Capitalization Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.08%
Global Equity Fund–100.08%
✢American Funds Insurance Series®– Global Small Capitalization Fund	2,851,768	$48,365,987
Total Investment Company (Cost $50,106,611)		48,365,987

TOTAL INVESTMENTS–100.08% (Cost $50,106,611)	48,365,987
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(37,152)
NET ASSETS APPLICABLE TO 5,088,622 SHARES OUTSTANDING–100.00%	$48,328,835

✢Class 1 shares.
LVIP American Global Small Capitalization Fund–1